Share Capital and Warrants - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended			60 Months Ended
	Jan. 01, 2021	Feb. 07, 2022	Dec. 31, 2021	Mar. 29, 2022	Dec. 29, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 30, 2026	Nov. 04, 2021
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock								20.00%
NCIB, shares redeemed, amount								$ 265	$ 0	$ 0
NCIB, reduction to contributed surplus								$ 120
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)			30,000,000					30,000,000	27,000,000
Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			36,000,000					36,000,000	0
Preferred Shares | Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Preference shares converted from Series 1 to Series 2						274,000
Redeemable preferred shares, conversion term							5 years
Dividend Rate						2.40%		2.58%			2.58%
Shares outstanding (in shares)			10,740,000					10,740,000
Preferred Shares | Series 1 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend Rate											0.85%
Dividend rate, basis spread							1.73%
Preferred Shares | Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate				1.86%	1.92%			1.86%
Preference shares converted from Series 2 to Series 1						578,000
Shares outstanding (in shares)			1,260,000					1,260,000
Preferred Shares | Series 2 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread						1.73%
Preferred Shares | Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term								5 years
Dividend Rate								4.69%
Dividend yield, term two								5 years
Shares outstanding (in shares)			10,000,000					10,000,000
Preferred Shares | Series 3 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			3.13%					3.13%
Preferred Shares | Series 3 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			3.13%					3.13%
Preferred Shares | Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term								5 years
Dividend Rate								4.59%
Dividend yield, term two								5 years
Shares outstanding (in shares)			8,000,000					8,000,000
Preferred Shares | Series 5 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			3.57%					3.57%
Preferred Shares | Series 5 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			3.57%					3.57%
Preferred Shares | Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term								5 years
Dividend Rate								3.94%
Dividend yield, term two								5 years
Shares outstanding (in shares)			6,000,000					6,000,000
Preferred Shares | Series 7 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			3.52%					3.52%
Preferred Shares | Series 7 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			3.52%					3.52%
Second Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			0					0	0
Share Purchase Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			65,119,000					65,119,000	0
Exercise price of warrants issued (in CAD per share)	$ 6.54
Common shares
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)												146,500,000
NCIB, shares repurchased (in shares)		9,000,000	17,000,000					17,026,000	0
NCIB, shares repurchased, price per share (in CAD per share)			$ 15.56
NCIB, shares redeemed, amount		$ 160	$ 265
NCIB, reduction to contributed surplus			$ 120					$ 120
Shares outstanding (in shares)			2,001,211,000					2,001,211,000	1,228,870,000	1,228,828,000